OTHER INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 4: OTHER INTANGIBLE ASSETS, NET

	June 30,	December 31,
	2022	2021
	$	$
Customer relationship & Other	857	936
Right of use	683	882
IP & Technology	2,220	2,495
Capitalized software development costs	2,352	2,179

	6,112	6,492